Wireless Device Payment Plans (Tables)	12 Months Ended
Dec. 31, 2016
Device Payment Plan Receivables, Net

The following table displays device payment plan receivables, net, that continue to be recognized in our consolidated balance sheets:

	(dollars in millions)
At December 31,	2016	2015
Device payment plan agreement receivables, gross	$11,797	$3,720
Unamortized imputed interest	(511)	(142)

Device payment plan agreement receivables, net of unamortized imputed interest	11,286	3,578
Allowance for credit losses	(688)	(444)

Device payment plan agreement receivables, net	$10,598	$3,134

Classified on our consolidated balance sheets:
Accounts receivable, net	$6,140	$1,979
Other assets	4,458	1,155

Device payment plan agreement receivables, net	$10,598	$3,134

Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis

The balance and aging of the device payment plan agreement receivables on a gross basis was as follows:

	(dollars in millions)
At December 31,	2016	2015
Unbilled	$11,089	$3,420
Billed:
Current	557	227
Past due	151	73

Device payment plan agreement receivables, gross	$11,797	$3,720

Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables

Activity in the allowance for credit losses for the device payment plan agreement receivables was as follows:

(dollars in millions)
Balance at January 1, 2016	$444
Bad debt expense	692
Write-offs	(479)
Allowance related to receivables sold	28
Other	3

Balance at December 31, 2016	$688